Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current portion:
Contract assets	¥ 1,598,059	$ 225,082	¥ 1,490,656
VAT prepayments	430,902	60,691	335,350
Prepaid licensed copyrights	19,406	2,733	136,656
Receivables from online payment agencies	534,720	75,314	369,734
Advances to suppliers	111,770	15,742	128,065
Others	99,402	14,001	142,466
Prepayments and other assets, current	2,794,259	393,563	2,602,927
Non-current portion:
Prepaid licensed copyrights	2,382,540	335,574	2,525,282
Licensed copyrights prepaid assets	237,030	33,385	469,259
Long-term restricted cash	839,963	118,306	750,000	¥ 0
Others	58,677	8,264	120,592
Prepayments and other assets, noncurrent	¥ 3,518,210	$ 495,529	¥ 3,865,133